Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 4,785	$ 1,565	$ 8,405	$ 5,684
Research and Development
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,965	639	4,136	2,031
General and Administrative
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,820	$ 926	$ 4,269	$ 3,653
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					$ 7,111	$ 8,038	$ 6,220
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | Non-Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					0	0	36
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | Research and Development | Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					2,591	2,723	2,168
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | Research and Development | Non-Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					0	0	36
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | General and Administrative | Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					4,520	5,315	4,052
2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan | General and Administrative | Non-Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense					$ 0	$ 0	$ 0